Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	15.00%
Defined Contribution Plan, Employer Contributions, Vesting Period	5 years
Defined Contribution Plan, Cost	$ 730	$ 738
Defined Benefit Plan, Benefit Obligation	7,515	7,186	$ 8,465
Defined Benefit Plan, Net Periodic Benefit Cost	(12)	(98)
Defined Benefit Plan, Benefits Paid	553	582
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	477
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	466
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	4,670
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	453
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	438
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	2,115
Change in Projected Benefit Obligation from Change in Projected Discount Rate	801
Defined Benefit Plan, Accumulated Benefit Obligation	$ 7,515	$ 7,186
Defined Benefit Plan, Target Plan Asset Allocations	100.00%	100.00%
Accumulated Postretirement Benefit Obligation	$ 1,392	$ 1,291
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	29	46
Defined Benefit Plan, Contributions by Employer	$ 29	$ 46
Defined Benefit Plan, Percentage of Plan Funded	95.00%	91.40%
Defined Benefit Plan, Contribution Percentage	5.00%
Supplemental Employee Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 3,428	$ 3,362
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	491	434
Cash Surrender Value of Life Insurance	38,763	37,932
Defined Benefit Plan, Net Periodic Benefit Cost	$ 101	$ 149
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.00%	4.20%
Domestic equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	31.70%	46.10%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	57.70%	45.80%
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.60%	3.90%
Commingled Pensions Trust Fund [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Commingled Pensions Trust Fund [Member] | Minimum [Member] | Global Equity, Global Fixed Income, Real Estate And Cash-Plus [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Commingled Pensions Trust Fund [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	65.00%
Commingled Pensions Trust Fund [Member] | Maximum [Member] | Global Equity, Global Fixed Income, Real Estate And Cash-Plus [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	90.00%
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 166	$ 249
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	$ 3	$ 6
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payment Period	5 years
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payment Period	15 years